Borrowings	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Borrowings

Note	29 | Borrowings

	12.31.24	12.31.23
Non-current
Corporate notes (1)	354,945	96,566

Current
Corporate notes (1)	49,535	107,295
Interest from corporate notes	7,526	2,413
Bank overdrafts (2)	55,469	-
Financial loans (3)	-	618
Total current	112,530	110,326

(1)	Net of debt issuance, repurchase and redemption expenses.

(2)	The Company’s overdrafts are as follow:

Bank	Anual rate	Currency	Bank overdraft at 12/31/2024
ICBC	39%	ARS	21,336
Provincia	37%	ARS	10,003
Macro	39%	ARS	9,950
Supervielle	40%	ARS	5,660
Credicoop	39%	ARS	5,020
Mariva	38%	ARS	3,500
Total			55,469

(3)	Relate to Import financing loans taken with ICBC bank, for 2,489,696 Chinese yuans (CNY). Annual interest rate: 15.5%

The fair values of the Company’s existing Corporate Notes as of December 31, 2024 and 2023 amount approximately to $ 449,685 and $ 206,555 respectively. Such values were determined on the basis of the estimated market price of the Company’s Corporate Notes at the end of each year. The applicable fair value category is Level 1.

Issuance of Class No. 3 and Class No. 4 Corporate Notes

On January 30, 2024 the Company approved the terms and conditions of issue of Class No. 3 and Class No. 4 Corporate Notes, for an aggregate nominal value of USD 60,000,000, which may be extended to USD 100,000,000, in the framework of the Global Program for the Issuance of Simple non-convertible into shares Corporate Notes for a nominal value of up to USD 750,000,000, or its equivalent in other currencies, in accordance with the provisions of the Prospectus Supplement dated February 22, 2024.

On March 7, 2024, the Company issued Class No. 3 and Class No. 4 Corporate Notes for a nominal value of USD 95,762,688 and $ 3,577, respectively.

Class No. 3 Corporate Notes were paid-in according to the following detail: (i) USD 34,157,571 relates to the Integration in Kind Tranche through the delivery of Class No. 2 Corporate Notes at the Exchange Consideration; and (ii) USD 61,605,117 relates to the Regular Integration Tranche. The exchange consideration for each USD 1.00 principal amount of Class No. 2 Corporate Notes that the Eligible Holders thereof submitted for the integration in kind of Class No. 3 Corporate Notes is of USD 1.0425 principal amount of Class No. 3 Corporate Notes.

Consequently, Class No. 2 Corporate Notes for a nominal value of USD 32,766,541 (value including paid-in surplus: USD 33,028,852) have been settled.

The principal on Class No. 3 Corporate Notes will be repaid in a lump sum on November 22, 2026. Furthermore, they will accrue interest at a fixed nominal annual rate of 9.75%, payable semiannually in arrears on May 22 and November 22 of each year, commencing on May 22, 2024.

With regard to Class No. 4 Corporate Notes, the principal thereon will be repaid in a lump sum on March 7, 2025. Furthermore, they will accrue interest at a floating rate equivalent to the Private BADLAR rate (relating to the simple average interest rate for term deposits over one million Argentine pesos with a maturity of 30 to 35 days of private banks published by the BCRA), plus an annual fixed margin of 3%, payable quarterly in arrears on June 7, September 7, December 7, 2024 and March 7, 2025.

On March 27, 2024, the Company issued Class No. 4 Additional Corporate Notes for a nominal value of $ 20,821. The issuance was above par, with the issuance total value thus amounting to $ 21,502.

Issuance of Class No. 5 and Class No. 6 Corporate Notes

The Company approved the terms and conditions of issue of Class No. 5 and Class No. 6 Corporate Notes, for an aggregate nominal value of USD 50,000,000, which may be extended to USD 175,000,000, in the framework of the Global Program for the Issuance of Simple Corporate Notes, in accordance with the provisions of the Prospectus Supplement dated July 26, 2024.

On August 5, 2024, the Company issued Class No. 5 and Class No. 6 Corporate Notes, for a nominal value of USD 81,920,187 and $ 17,313, respectively.

The new Class No. 5 Corporate Notes were paid-in according to the following detail: (i) USD 6,881,682 relates to the Integration in Kind Tranche through the delivery of Class No. 2 Corporate Notes at the Exchange Consideration; and (ii) USD 75,038,505 relates to the Regular Integration Tranche. The exchange consideration for each USD 1 principal amount of Class No. 2 Corporate Notes that the Eligible Holders thereof submitted for the integration in kind of Class No. 5 Corporate Notes is of USD 1.035 principal amount of Class No. 5 Corporate Notes.

Consequently, Class No. 2 Corporate Notes for a nominal value of USD 6,649,091 (value including paid-in surplus: USD 6,881,682) have been settled, with the remaining balance of outstanding nominal value (USD 20,584,368) maturing on November 22, 2024.

The principal on Class No. 5 Corporate Notes will be repaid in a lump sum on August 5, 2028. Furthermore, they will accrue interest at a fixed nominal annual rate of 9.5%, payable semiannually in arrears on February 5 and August 5 of each year, commencing on February 5, 2025.

With regard to Class No. 6 Corporate Notes, the principal thereon will be repaid in a lump sum on August 5, 2025. Furthermore, they will accrue interest at a floating rate equivalent to the Private BADLAR rate (relating to the simple average interest rate for term deposits over one million Argentine pesos with a maturity of 30 to 35 days of private banks published by the BCRA), plus an annual fixed margin of 7%, payable quarterly in arrears on November 5, 2024, February 5, May 5, and August 5, 2025.

Issuance of Class No. 7 Corporate Notes

The Company approved the terms and conditions of issue of Class No. 7 Corporate Notes, whose public offering is exclusively intended for (i) in the United States, “Qualified Institutional Buyers”, as defined in Rule 144A of the Securities Act of 1933 of the United States, and (ii) outside the United States, as defined in Rule 902 of the aforementioned Act, for a maximum issue amount of up to USD 150,000,000, in the framework of the Global Program for the Issuance of Simple Corporate Notes, in accordance with the provisions of both the Prospectus Supplement dated October 10, 2024 and the First Amendment to the Supplement dated October 17, 2024.

Furthermore, on October 10, 2024, the Company launched the offer to exchange the Class No. 1 Corporate Notes issued by the Company maturing on May 12, 2025 for a nominal value outstanding of USD 55,244,538 for New Class No. 7 Corporate Notes (“Class No. 7 Additional Corporate Notes”), denominated and payable in United States dollars, at a fixed nominal annual interest rate of 9.75%, due in 2030, in the framework of the Global Program for the Issuance of Simple Corporate Notes.

On October 24, 2024, the Company issued Class No. 7 Corporate Notes for a nominal value of USD 135,000,000. The issuance was below par, with the issuance total value thus amounting to USD 131,157,900.

The offer to exchange the Class No. 1 Corporate Notes issued by the Company due May 12, 2025 for Class No. 7 Additional Corporate Notes resulted in 85.12% acceptance, equivalent to USD 47,025,871 (with the above-mentioned due date remaining in effect for 14.88%, i.e. USD 8,218,667).

Consequently, on October 25, 2024, the Company issued Class No. 7 Additional Corporate Notes for a total amount of USD 48,789,286 nominal value as total consideration for the Tender Orders and made Payment of Accrued Interest for USD 2,062,782 in cash. For each USD 100 principal amount of Existing Corporate Notes validly tendered and accepted under the Exchange Offer, each Eligible Holder received USD 103.75 principal amount of Class No. 7 Additional Corporate Notes, plus the applicable Payment of Accrued Interest.

Therefore, after the issuance of the Additional Corporate Notes related to the Exchange Offer, the total outstanding principal amount of Class 7 Corporate Notes is USD 183,789,286.

The principal on Class No. 7 Corporate Notes will be repaid in three payments to be made on October 24, 2028, October 24, 2029 and October 24, 2030, relating to 33.33%, 33.33% and 33.34% of principal, respectively. Furthermore, they will accrue interest at a fixed annual nominal rate of 9.75%, payable semiannually in arrears on April 24 and October 24 of each year, commencing on April 24, 2025.

As of December 31, 2024, an amount of $ 3,447 (USD 3,102,461) has been recognized in the Other finance income (costs) account as recognized additional to the Eligible Holders that submitted their corporate notes for the integration in kind of Classes Nos. 3, 5 and 7 Corporate Notes.

Furthermore, an amount of $ 14,918 was disbursed as issuance expenses of the new Classes Nos. 3, 4, 5, 6 and 7 Corporate Notes.

The Company is subject to covenants that limit its ability to incur indebtedness pursuant to the terms and conditions of Classes Nos. 1, 2, 3, 4, 5, 6 and 7 Corporate Notes, according to which the Company may not incur new Indebtedness, except for certain Permitted Indebtedness or when the Debt ratio is not greater than 3.75 or less than zero and the Interest Expense Coverage ratio is less than 2. As of December 31, 2024, the values of the aforementioned ratios meet the established parameters.

On September 24, 2024, the CNV authorized the extension for a term of five years of the Company’s Corporate Notes Program for up to USD 750,000,000 Resolution No. 20,503, whose original maturity was October 23, 2024.

Furthermore, on October 31, 2024, Moody’s Local Argentina upgraded the Company’s long-term local and foreign-currency issuer rating to A.ar from BBB+.ar., with the outlook remaining stable.

Moreover, on February 6, 2025, S&P Ratings upgraded the Company’s long-term local and foreign-currency issuer rating to CCC from CCC+, with stable outlook.

In 2024 and in the first months of 2025, credit rating agencies S&P Ratings, Moody’s Local Argentina and Fix SCr improved their credit ratings for the Company’s long-term debt issued in local and foreign currency, including its Corporate Notes. This implies an improvement in those agencies’ assessment of edenor’s capacity to meet its financial commitments.

Finally, on March 7, 2025, the Company fully canceled its Class No. 4 Corporate Notes.

Corporate Note programs

The Company has a Corporate Notes program in place, the relevant information of which is detailed below:

Debt issued in United States dollars and in Argentine pesos

The Company’s Corporate Note debt structure as of December 31, 2024 and 2023, is comprised of as follows:

		in USD					in millions of $
Corporate Notes	Class	Debt structure at 12/31/2023	Exchange	Issue	Payment	Debt structure at 12/31/2024	Debt structure at 12/31/2023	Debt structure at 12/31/2024
Fixed rate - Maturity 2024	2	60,945,000	(39,700,207)	-	(21,244,793)	-	108,565	-
Floating rate - Maturity 2025 (*)	4	-	-	24,301,486	-	24,301,486	-	25,583
Fixed rate - Maturity 2025	1	55,244,538	(47,025,871)	-	-	8,218,667	97,709	8,572
Floating rate - Maturity 2025 (*)	6	-	-	16,776,504	-	16,776,504	-	17,189
Fixed rate - Maturity 2026	3	-	34,157,571	61,605,117	-	95,762,688	-	98,197
Fixed rate - Maturity 2028	5	-	6,881,682	75,038,505	-	81,920,187	-	82,200
Fixed rate - Maturity 2028/29/30	7	-	48,789,286	131,157,900	-	179,947,186	-	180,265
Total		116,189,538	3,102,461	308,879,512	(21,244,793)	406,926,718	206,274	412,006

		in USD					in millions of $
Corporate Notes	Class	Debt structure at 12/31/2022	Exchange	Issue	Payment	Debt structure at 12/31/2023	Debt structure at 12/31/2022	Debt structure at 12/31/2023
Fixed rate - Maturity 2024	2	30,000,000	-	30,945,000	-	60,945,000	34,864	108,565
Fixed rate - Maturity 2025	1	55,244,538	-	-	-	55,244,538	64,961	97,709
Total		85,244,538	-	30,945,000	-	116,189,538	99,825	206,274

(*)	Issuance in ARS, translated into USD at the exchange rate detailed in Note 5.

The main covenants are those detailed below:

i.	Negative Covenants

The terms and conditions of the Corporate Notes include a number of negative covenants that limit the Company’s ability to, among other things:

-	Create or permit liens on its property or assets;
-	Incur indebtedness, in certain specified cases;
-	Sell the Company’s assets related to its main business;
-	Carry out transactions with shareholders or related companies;
-	Make certain payments (including, but not limited to, dividends, purchases of edenor’s common shares or payments on subordinated debt);
-	Enter into merger transactions, unless they meet certain criteria.

ii.	Suspension of Covenants:

Certain negative covenants set forth in the terms and conditions of the Corporate Notes will be suspended or adapted if:

-	The Company attains an Investment Grade Rating on its long-term debt, or the Debt Ratio is equal to or lower than 3.75 and the Interest Expense Coverage Ratio is less than 2.
-	If the Company subsequently loses its Investment Grade rating or its Debt Ratio is greater than 3.75 and the Interest Expense Coverage Ratio is less than 2, as applicable, the suspended negative covenants will again be applicable.

At the date of issuance of these Consolidated financial statements, the previously mentioned ratios have been met.

The maturities of the Company’s borrowings and their exposure to interest rates are as follow:

	12.31.24	12.31.23
Fixed rate
Less than 1 year	69,758	110,326
From 1 to 2 years	98,197	96,566
From 2 to 5 years	256,748	-
Total fixed rate	424,703	206,892

Floating rate
Less than 1 year	42,772	-
Total floating rate	42,772	-

The Company’s borrowings are denominated in the following currencies:

	12.31.24	12.31.23
Argentine peso	100,050	-
US dollars	367,425	206,274
Chinese yuans	-	618
Total Borrowings	467,475	206,892

The roll forward of the Company’s borrowings during the year was as follows:

	12.31.24	12.31.23	12.31.22
Balance at beginning of the year	206,892	99,825	135,547
Proceeds from borrowings	404,781	37,943	29,973
Payment of borrowings' interests	(30,703)	(4,044)	(6,076)
Paid from repurchase of Corporate Notes	-	-	(3,201)
Gain from repurchase of Corporate Notes	-	-	2,465
Payment of borrowings	(22,464)	(2,247)	(41,218)
Loss on debt restructuring	3,447	-	3,044
Payment of Corporate Notes issuance expenses	(18,837)	(1,603)	(3,830)
Exchange diference and interest accrued	96,977	178,533	55,044
Result from exposure to inflation	(172,618)	(101,515)	(71,923)
Balance at the end of year	467,475	206,892	99,825